Other Operating Income (expenses) - Additional Information (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Oct. 30, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Aug. 17, 2018 EUR (€)
Other Operating Income (Expense) [Line Items]
Reversal of provisions	€ 0	€ 2,377			€ 574	€ 358
Reversal Of Impairment On Carry Back Receivable	333		$ 0.3
Initial Public Offering Insurance Costs	800
Corrective Claims French Research Tax Credit, Revenue		2,863
CIR provision	137	1,804
Initial Public Offering Transaction Costs		2,800
Provision for tax audit for the years ended December 31, 2016 and December 31, 2017
Other Operating Income (Expense) [Line Items]
Accrued expense				€ 1,200
Provision for CIR risk related to tax audit for the years ended December 31, 2013 to December 31, 2015 and December 31, 2017
Other Operating Income (Expense) [Line Items]
CIR provision	1,100
CIR 2017
Other Operating Income (Expense) [Line Items]
Reversal of provisions	880	880			216
Waiver Claim	640
CIR provision	700
Initial provision	900
CIR 2013-2015
Other Operating Income (Expense) [Line Items]
Reversal of provisions	1,497	1,497			€ 358	€ 358
Accrued expense	1,600						€ 1,900
CIR provision	1,100
CIR 2013-2015 | Minimum
Other Operating Income (Expense) [Line Items]
Initial provision	400
CIR 2013-2015 | Maximum
Other Operating Income (Expense) [Line Items]
Initial provision	€ 1,500
Provision For French Research Tax Credit Related To Tax Audit For Years Ended 2017 To 2019 [Member]
Other Operating Income (Expense) [Line Items]
Corrective Claims French Research Tax Credit, Revenue		€ 2,900